Investments - Additional Information (Detail)		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Oct. 31, 2015 USD ($)	Jun. 30, 2016 USD ($) Investment	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Investment	Dec. 31, 2014 USD ($) Investment	Dec. 31, 2013 USD ($)
Schedule of Investments [Line Items]
Carrying value of investments held on deposit with various insurance departments and in other trusts			$ 48,654,000		$ 45,393,000	$ 52,027,000
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities | Investment			310		1,294	356
Mortgage loan on real estate			$ 9,672,269,000		$ 8,788,018,000	$ 7,182,169,000
Fair value of securities on loan			2,387,383,000		2,392,657,000	2,280,442,000
Collateral held			2,472,468,000		2,480,996,000	2,361,952,000
Realized investment (losses) gain upon initial consolidation				$ 33,559,000	31,832,000
Acquired loans			210,074,000		224,083,000	201,268,000
Available-for-sale, at fair value			88,997,425,000		80,734,468,000	79,211,785,000
Other liabilities			3,652,900,000		4,240,504,000	3,278,054,000
Amortized cost of fixed-maturity securities with rights to call or prepay without penalty					26,148,167,000
Realized gain on exchanges			0	33,559,000	31,832,000	0	$ 44,179,000
Non-consolidated VIE liabilities					0	0
Notes payable			$ 80,893,000		$ 84,761,000	$ 92,184,000
CALIFORNIA | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level			28.90%		27.70%	29.20%
Mortgage loan on real estate			$ 2,803,795,000		$ 2,448,008,000	$ 2,108,890,000
TEXAS | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level						10.10%
Mortgage loan on real estate						$ 729,761,000
ILLINOIS | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level			11.00%		11.60%	10.00%
Mortgage loan on real estate			$ 1,071,245,000		$ 1,025,605,000	$ 722,225,000
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Available-for-sale, at fair value			24,088,000		26,941,000
Preferred stock
Schedule of Investments [Line Items]
Other liabilities			32,195,000		32,195,000	32,195,000
Collateralized debt obligations
Schedule of Investments [Line Items]
Net assets	$ 158,804,000			158,804,000
Assets purchased by the Company	96,046,000	$ 96,046,000
Available-for-sale, at fair value			21,821,000		21,164,000	45,229,000
Realized gain on exchanges							44,179,000
Cash received for securities							253,125,000
Securities book value							208,946,000
Collateralized debt obligations | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Liquidated assets at auction	$ 163,389,000	$ 163,389,000		$ 163,389,000
Acquired loans			44,115,000		44,527,000
Available-for-sale, at fair value			$ 11,361,000		12,611,000
Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Provision (benefit) charged to operations					2,400,000	(5,000,000)	(18,500,000)
Release due to discounted payoff					0	26,750,000	0
Mortgage Loans on Real Estate | Change in Estimate
Schedule of Investments [Line Items]
Provision (benefit) charged to operations							(13,500,000)
Mortgage Loans on Real Estate | Reevaluation of Allowance
Schedule of Investments [Line Items]
Provision (benefit) charged to operations							$ (5,000,000)
Junior tranche Notes
Schedule of Investments [Line Items]
Notes payable					$ 2,789,000
Minimum
Schedule of Investments [Line Items]
Interest rates on investments in new mortgage loans			3.50%		3.30%
Maximum
Schedule of Investments [Line Items]
Interest rates on investments in new mortgage loans			4.50%		4.80%
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities			$ 247,501,000		$ 1,773,647,000	$ 267,015,000
Percentage of unrealized loss			56.20%		83.90%	84.90%